Deferred Acquisition Costs and Deferred Sales Inducements - Deferred Sales Inducements Rollforward (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Movement in Deferred Sales Inducements [Roll Forward]
Balance, beginning of year	$ 1	$ 54	$ 145
Deferrals of sales inducements	1	3	11
Amortization	(2)	(144)	(22)
Unrealized investment losses (gains)	1	88	(80)
Balance, end of year	$ 1	$ 1	$ 54